BANK DEBT (Financial Covenants for Debt Instruments) (Details)	12 Months Ended				12 Months Ended		12 Months Ended	6 Months Ended	9 Months Ended	18 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2009 USD ($)	Dec. 31, 2013 One Year Revolving Credit Line dated December 2012 [Member]	Dec. 31, 2012 One Year Revolving Credit Line dated December 2012 [Member] USD ($)	Dec. 31, 2014 One Year Revolving Credit Line dated December 2013 [Member] ILS	Dec. 31, 2014 2012 Financial Covenants Letter [Member]	Mar. 31, 2014 2012 Financial Covenants Letter [Member]	Dec. 31, 2014 2012 Financial Covenants Letter [Member]	Dec. 31, 2012 2006 Restructuring Agreement [Member] USD ($)
Debt Instrument Restrictive Convenants [Line Items]
Amount of minimum cash reserve required under initial bank agreement's financial covenants				$ 20,000,000
Net Total Debt to EBITDA Ratio
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2013 and ending on the first quarter of 2014									4
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2014 until the loan is repaid in full								3.5
Interest Coverage Ratio
The total Interest Coverage ratio required under debt agreement commencing as of the second quarter of 2013 until the loan is repaid in full										2
Total Interest Coverage Ratio Required available and accessible cash reserves at an aggregate amount			15,000,000
Total Interest Coverage Ratio Required aggregate amount of quarterly accounts receivable			20,000,000
Total future cash payments specified under new bank loan agreement				136,522,000
Maximum Additional Debt the Company is Allowed to Incur											30,000,000
Carrying amount of the bank debt following the changes in the 2009 amendment				128,723,000
Maximum principal amount of loan that allows company to declare or pay dividends											40,000,000
Effective annual interest rate on debt instrument	1.05%	1.05%	1.17%
Annual principal payments made on debt instruments	15,000,000	10,266,000
Interest incurred related to debt	3,124,000	3,613,000
Portion of interest expense paid during the year relating to new effective interest rate on debt instrument and recorded as interest expenses in the financial expenses	631,000	891,000
Revolving credit line amount	5,000,000	5,000,000	5,000,000			5,000,000	5,200,000
Revolving credit line, expiration date					Dec. 31, 2015		Dec. 31, 2015
Revolving credit line, amount outstanding							959,000
Revolving credit facility, interest rate beyond LIBOR			5.50%		5.50%	5.50%